Restructuring and Relocation (Notes)	12 Months Ended
Dec. 31, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Relocation
Restructuring and Relocation
RESTRUCTURING
In August 2012, the company announced a restructuring plan to transform into a branded commodity operator. The restructuring plan was designed to reduce costs and improve the company's competitive position by focusing its resources on the banana and salad businesses, reducing investment in non-core products, reducing overhead and manufacturing cost and limiting consumer marketing activities. In connection with this restructuring plan, the company eliminated approximately 300 positions worldwide. During 2012, $18 million of restructuring costs were recognized including $11 million of severance and $5 million of impairments primarily related to fixed assets and certain promotional and packaging materials in "Restructuring and relocation costs" in the Consolidated Statements of Income. Restructuring costs also included $2 million of goodwill impairment related to the European healthy snacking business which was ultimately sold (see further discussion below), and was recorded in "Goodwill and trademark impairment" in the Consolidated Statements of Income. The restructuring was substantially complete at December 31, 2012, although cash payments related to the restructuring plan are expected to continue through September 2014, primarily related to severance payments to the former chief executive officer.
A reconciliation of the accrual for the restructuring activities included in "Accrued liabilities" in the Consolidated Balance Sheet at December 31, 2013 is as follows:

(In thousands)	Severance
December 31, 2011	$—
Severance expense	10,591
Amounts paid	(3,591)
December 31, 2012	$7,000
Severance expense	(33)
Amounts paid	(5,117)
December 31, 2013	$1,850

Consistent with the company's new strategy of reducing investments in non-core products, the company sold one of the European healthy snacking businesses in the second quarter of 2013. The business was sold for €3 million ($4 million) resulting in a gain of $1 million recognized in "Other income (expense), net" in the Consolidated Statements of Income. This business represented approximately $12 million in net sales and an insignificant contribution to operating income on an annual basis.
HEADQUARTERS RELOCATION
In 2011, the company committed to relocate its corporate headquarters from Cincinnati, Ohio to Charlotte, North Carolina, affecting approximately 300 positions. Concurrent with the headquarters relocation, the company further consolidated approximately 100 additional positions previously spread across the U.S. to improve execution and accelerate decision-making. The relocation was substantially completed in 2012, and the company incurred a total of $26 million of expense and $5 million of net capital expenditures related to the relocation through 2013, of which a significant portion is expected to be recaptured through state, local and other incentives through 2022. The company does not expect the restructuring activities described above to affect the realization of the relocation incentives.
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" in the Consolidated Balance Sheet at December 31, 2013 is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2010	$—	$—	$—	$—	$—
Amounts expensed	5,303	265	5,568	284	5,852
Amounts paid	—	(21)	(21)	(176)	(197)
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	2,527	13,129	15,656	4,048	19,704
Amounts paid	(5,799)	(12,295)	(18,094)	(4,238)	(22,332)
December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027
Amounts expensed	(49)	480	431	82	513
Amounts paid	(1,982)	(1,558)	(3,540)	—	(3,540)
December 31, 2013	$—	$—	$—	$—	$—

OTHER SEVERANCE
In 2011, the company realigned its value-added salads overhead cost structure and embedded its global innovation and marketing functions into its business units to better focus on speed, execution and scalability, and to deliver future operating cost savings, particularly in the Salads and Healthy Snacks segment. These actions resulted in $3 million of severance costs during 2011, which were recorded in "Cost of sales" and "Selling, general and administrative" in the Consolidated Statements of Income.